Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activity
Republic Power Group Limited	• A BVI company • Incorporated on November 17, 2021	—	Investment holding

Republic Power Pte. Ltd	• A Singapore company • Incorporated on January 1, 2015	100% owned by RP	Providing of software development and technology services